Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for non-PEO NEOs(3) ($)	Average Compensation Actually Paid to non-PEO NEOs(4) ($)	Value of Initial Fixed $100 Investment Based On:		Net Income (thousands) (7) ($)	Revenue (thousands) (8) ($)
					Total Shareholder Return(5) ($)	Peer Group Total Shareholder Return(6) ($)
2024	5,018,965	20,189,041	1,832,437	2,295,431	224	301	204,068	794,202
2023	17,746,877	30,056,865	3,409,160	8,957,933	158	221	2,702	620,445
2022	1,025,317	1,025,317	1,515,992	563,715	96	133	(68,119)	471,883
2021	1,461,382	1,461,382	6,790,593	5,879,551	110	207	1,028	359,370
2020	742,230	1,387,017	1,901,060	3,348,458	164	150	158,403	310,056

Company Selected Measure Name			Revenue
Named Executive Officers, Footnote	Reflects the total compensation amounts reported in the Summary Compensation Table ("SCT") for the following PEO NEOs for the applicable fiscal year:
a.In 2023-2024, Mr. Trigg, our current PEO, who was appointed as the Company's President and Chief Executive Officer as of March 1, 2023. Mr. Trigg was a non-PEO NEO during fiscal years 2020, 2021, and 2022 and his compensation during such periods is reflected in the applicable non-PEO NEO fields.
b.In 2020-2022, Mr. Randall, our Principal Executive Officer from August 8, 2017 through March 1, 2023.
Reflects the average total compensation amounts reported in the SCT for the following non-PEO NEOs for the applicable fiscal year:
a.In 2024, Mr. Eaton, Mr. Mazza and Ms. Goon.
b.In 2023, Ms. Goon and Mr. Mazza.
c.In 2022, Ms. Goon, Mr. Mazza, Mr. Trigg, and Mr. Walker.
d.In 2021, Ms. Goon, Mr. Mazza, Mr. Trigg, Mr. Walker, and Ida Kane (our former Chief Financial Officer, who resigned effective June 4, 2021).
			e.In 2020, Ms. Kane, Mr. Trigg, and Mr. Walker.
Peer Group Issuers, Footnote			Reflects the cumulative TSR of the Company’s peer group (“Peer Group TSR”) for each applicable fiscal year, calculated based on a fixed investment of $100 at market close on December 31, 2019 . The peer group used to determine the Peer Group TSR for each applicable fiscal year is the NASDAQ computer Index, which is the same index disclosed in the 2024 Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K.
PEO Total Compensation Amount			$ 5,018,965	$ 17,746,877	$ 1,025,317	$ 1,461,382	$ 742,230
PEO Actually Paid Compensation Amount			$ 20,189,041	30,056,865	1,025,317	1,461,382	1,387,017
Adjustment To PEO Compensation, Footnote	Reflects the compensation actually paid amounts for PEO for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.

Year	2024
SCT Total Compensation ($)	5,018,965
Less: Stock Grant Date Fair Values Reported in SCT for the Covered Year ($)	(3,000,241)
Plus: Year-End Fair Value of Stock Awards Granted in the Covered Year that are Outstanding and Unvested ($)	4,516,210
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	10,613,473
Plus: Vesting Date Fair Value of Stock Awards Granted in the Covered Year that Vested in the Covered Year ($)	296,930
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Vesting Date) ($)	2,743,704
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	—
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	20,189,041

Non-PEO NEO Average Total Compensation Amount			$ 1,832,437	3,409,160	1,515,992	6,790,593	1,901,060
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,295,431	8,957,933	563,715	5,879,551	3,348,458
Adjustment to Non-PEO NEO Compensation Footnote	Reflects the average compensation actually paid amounts for the non-PEO NEOs included in the preceding column for the applicable fiscal year. In calculating the amounts set forth in this column, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations was computed in accordance with FASB ASC Topic 718.
For fiscal year 2024, the average compensation actually paid to the non-PEO NEOs reflects each of the following adjustments made to the total compensation amounts reported in the SCT for fiscal year 2024, computed in accordance with Item 402(v) of Regulation S-K:

Year	2024 Average
SCT Total Compensation ($)	1,832,437
Less: Stock Award Grant Date Fair Values Reported in SCT for the Covered Year ($)	(1,033,472)
Plus: Year-End Fair Value of Stock Awards Granted in the Covered Year that are Outstanding and Unvested ($)	945,184
Change in Fair Value of Stock and Option Awards Granted in Prior Years that are Outstanding and Unvested (From Prior Year-End to Year-End) ($)	497,705
Plus: Vesting Date Fair Value of Stock Awards Granted in the Covered Year that Vested in the Covered Year ($)	346,081
Change in Fair Value of Stock and Option Awards Granted in Prior Years that Vested in the Covered Year (From Prior Year-End to Vesting Date ($)	1,127,775
Less: Prior Year-End Fair Value of Stock and Option Awards Granted in Prior Years that Failed to Vest during the Covered Year ($)	(1,420,279)
Plus: Dollar Value of Dividends or other Earnings Paid on Stock and Option Awards in the Covered Year prior to Vesting (if not reflected in the fair value of such award or included in Total Compensation for the Covered Year) ($)	—
Compensation Actually Paid ($)	2,295,431

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Performance Measures
Booked Residential Units (Non-Financial Measure)
Revenue (Financial Measure)
Adjusted GAAP Operating Margin(1) (Financial Measure)

Total Shareholder Return Amount			$ 224	158	96	110	164
Peer Group Total Shareholder Return Amount			301	221	133	207	150
Net Income (Loss)			$ 204,068,000	$ 2,702,000	$ (68,119,000)	$ 1,028,000	$ 158,403,000
Company Selected Measure Amount			794,202,000	620,445,000	471,883,000	359,370,000	310,056,000
PEO Name	Mr. Randall	Mr. Trigg	Mr. Trigg		Mr. Randall	Mr. Randall	Mr. Randall
Additional 402(v) Disclosure			Reflects the cumulative total shareholder return ("TSR") of the Company for each applicable fiscal year, calculated based on a fixed investment of $100 at market close on December 31, 2019. Reflects "Net Income" in the Company's Consolidated Statements of Operations included in the Annual Reports on Form 10-K for each applicable fiscal year.We have selected “Revenue” as our most important financial measure (that is not otherwise required to be disclosed in the table) used to link compensation actually paid to our NEOs to Company performance for fiscal year 2024. “Revenue” is further described in the Company's Consolidated Statement of Operations included in the 2024 Annual Report on Form 10-K. We may determine a different financial performance measure to be the most important financial performance measure in future years.GAAP operating margin is defined as GAAP operating margin less non-recurring transactions such as lease remeasurements or impairments and executive departures.
Measure:: 1
Pay vs Performance Disclosure
Name			Booked Residential Units (Non-Financial Measure)
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue (Financial Measure)
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted GAAP Operating Margin(1) (Financial Measure)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,000,241)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			4,516,210
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,613,473
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			296,930
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,743,704
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,033,472)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			945,184
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			497,705
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			346,081
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,127,775
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,420,279)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0